Stock Warrants (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Stockholders' Equity Note, Warrants or Rights
The Company’s outstanding warrants as of December 31, 2021 is summarized as follows

	Number of Shares	Exercise Price	Remaining Contractual Life (years)
Outstanding warrants expiring June 9, 2022	199,659	$6.00	0.46
Outstanding warrants expiring June 9, 2022	350,000	$5.00	0.46
Outstanding warrants expiring January 9, 2023	256,667	$3.75	1.03
Outstanding warrants expiring January 28, 2025	8,625,001	$0.50	4.00
Outstanding warrants expiring May 7, 2026	19,166,667	$1.00	4.35

Outstanding warrants on December 31, 2021	28,597,994	$0.96	4.14

ADOMANI, INC. [Member]
Schedule of Stockholders' Equity Note, Warrants or Rights
The Company’s warrant activity for the years ended December 31, 2020 and 2019 is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)
Outstanding at December 31, 2018	7,556,323	$4.45	3.8

Outstanding at December 31, 2019	7,556,323	$4.45	2.8

Granted	8,625,001	$0.50	5.0
Warrants exchanged for common stock	(5,499,997)	$4.50	0.0
Outstanding at December 31, 2020	10,681,327	$1.33	4.2

Exercisable at December 31, 2020	2,056,326	$4.33	1.1